Right to Use Assets and Leases payable - Summary of Amortization Expenses in the Financial Statements (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Inventories and cost of products and services sold	R$ 66,604	R$ 48,134	R$ 15,044
Selling and marketing	257,846	244,974	8,920
General and administrative	3,872	6,950	75,370
Amortization expense	R$ 182,681	R$ 120,492	R$ 99,334